Nonvested Restricted Stock, RSUs and TSRs Activity (Detail) (Restricted Stock, Restricted Stock Units (RSUs) and Total Shareholder Returns (TSRs), USD $)	12 Months Ended
	Dec. 31, 2011
Restricted Stock, Restricted Stock Units (RSUs) and Total Shareholder Returns (TSRs)
Number of Shares
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2010	11,319,776
Granted	5,828,098
Vested	(3,530,607)
Forfeited	(483,809)
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2011	13,133,458	[1]
Weighted-average fair value
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2010	$ 29.96
Granted	$ 29.79
Vested	$ 39.91
Forfeited	$ 33.79
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2011	$ 26.44	[1]

[1]	Includes 817,698 shares granted to members of BNY Mellon's Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2011 of $19.91.